UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02688

Name of Fund: BlackRock Municipal Bond Fund, Inc.
BlackRock High Yield Municipal Fund
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock Short-Term Municipal Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
Municipal Bond Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing
address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2008

Date of reporting period: 01/01/2008 – 03/31/2008

Item 1 – Schedule of Investments

BlackRock Municipal Bond Fund, Inc. - BlackRock National Municipal Fund

Schedule of Investments as of March 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

Alabama - 0.8%	Alabama Incentives Financing Authority, Special Obligation Revenue
	Refunding Bonds, Series A, 6%, 10/01/29 (a)	$ 3,820	$ 3,994,727

	Jefferson County, Alabama, Public Building Authority, Lease Revenue
	Bonds, 5.125%, 4/01/21 (a)	3,525	3,249,310

	Mobile, Alabama, Industrial Development Board, Environmental
	Improvement Revenue Refunding Bonds (International Paper Company
	Project), AMT, Series A, 6.35%, 5/15/16	500	512,095

	Selma, Alabama, IDB, Environmental Improvement Revenue
	Refunding Bonds (International Paper Company Project), AMT,
	Series A, 6.70%, 2/01/18	2,500	2,580,125

	Tuscaloosa, Alabama, Special Care Facilities Financing Authority,
	Residential Care Facility Revenue Bonds (Capstone Village, Inc. Project),
	Series A, 5.875%, 8/01/36	3,400	2,984,792

			13,321,049

Arizona - 1.9%	Arizona Health Facilities Authority Revenue Bonds (Catholic Healthcare
	West), Series A, 6.625%, 7/01/20	4,000	4,402,000

	Maricopa County, Arizona, IDA, Education Revenue Bonds (Arizona Charter
	Schools Project 1), Series A, 6.75%, 7/01/29	3,100	2,777,228

	Maricopa County, Arizona, IDA, Health Facilities Revenue Refunding Bonds
	(Catholic Healthcare West Project), Series A, 5%, 7/01/21	1,625	1,623,310

	Maricopa County and Phoenix, Arizona, IDA, S/F Mortgage Revenue Bonds,
	AMT, Series A-2, 5.80%, 7/01/40 (c)(d)	7,750	8,036,750

	Peoria, Arizona, Improvement District Number 8801, Special Assessment
	Bonds, 7.30%, 1/01/09	190	194,167

	Peoria, Arizona, Improvement District Number 8801, Special Assessment
	Bonds, 7.30%, 1/01/11	395	403,398

	Peoria, Arizona, Improvement District Number 8802, Special Assessment
	Bonds, 7.20%, 1/01/10	430	439,034

	Peoria, Arizona, Improvement District Number 8802, Special Assessment
	Bonds, 7.20%, 1/01/13	510	520,715

	Phoenix, Arizona, IDA, Airport Facility, Revenue Refunding Bonds
	(America West Airlines Inc. Project), AMT, 6.30%, 4/01/23	3,685	3,315,247

	Pinal County, Arizona, IDA, Wastewater Revenue Bonds (San Manuel Facilities
	Project), AMT, 6.25%, 6/01/26	500	482,090

	Prescott Valley, Arizona, Improvement District, Special Assessment Bonds
	(Sewer Collection System Roadway Repair), 7.90%, 1/01/12	323	333,207

Portfolio Abbreviations

To simplify the listings of BlackRock Municipal Bond Fund, Inc. - BlackRock National Municipal Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT	Alternative Minimum Tax (subject to)	IDA	Industrial Development Authority
ARS	Auction Rate Securities	IDB	Industrial Development Board
CARS	Complementary Auction Rate Securities	IDR	Industrial Development Revenue Bonds
COP	Certificates of Participation	M/F	Multi-Family
CP	Commercial Paper	PCR	Pollution Control Revenue Bonds
EDA	Economic Development Authority	S/F	Single-Family
GO	General Obligation Bonds	SAVRS	Select Auction Variable Rate Securities
HFA	Housing Finance Agency	VRDN	Variable Rate Demand Notes

BlackRock Municipal Bond Fund, Inc. - BlackRock National Municipal Fund

Schedule of Investments as of March 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	Tucson, Arizona, IDA, Senior Living Facilities Revenue Bonds
	(Christian Care Tucson Inc. Project), Series A, 6.125%, 7/01/10 (b)(e)	$ 3,515	$3,835,709

	University of Arizona, COP (University of Arizona Parking and Student
	Housing), 5.75%, 6/01/09 (a)(b)	1,000	1,045,250

	University of Arizona, COP (University of Arizona Projects), Refunding, Series
	A, 5.50%, 6/01/18 (a)	265	280,309

	Vistancia Community Facilities District, Arizona, GO, 6.75%, 7/15/22	3,000	3,141,210

	Vistancia Community Facilities District, Arizona, GO, 5.75%, 7/15/24	2,125	2,136,093

			32,965,717

Arkansas - 0.1%	Arkansas State Student Loan Authority Revenue Bonds, AMT,
	Sub-Series B, 7.25%, 6/01/09	250	251,590

	Jonesboro, Arkansas, Residential Housing and Health Care Facilities Board,
	Hospital Revenue Refunding Bonds (Saint Bernards Regional Medical Center),
	Series B, 5.90%, 7/01/16 (a)	200	201,586

	North Little Rock, Arkansas, Health Facilities Board, Health Care
	Revenue Bonds (Baptist Health), 5.50%, 7/01/16	250	255,598

	Pine Bluff, Arkansas, Environmental Improvement Revenue
	Refunding Bonds (International Paper Company Project), AMT,
	Series A, 6.70%, 8/01/20	500	510,440

	University of Central Arkansas, Housing System Revenue Bonds,
	6.50%, 1/01/10 (b)(f)	250	272,655

			1,491,869

California - 14.5%	Agua Caliente Band of Cahuilla Indians, California, Casino Revenue Bonds,
	6%, 7/01/18	2,500	2,501,400

	Antelope Valley, California, Health Care District Revenue Bonds, VRDN,
	Series A, 5.25%, 9/01/17 (k)	12,000	12,044,760

	Belmont-Redwood Shores School District, California, GO (Election of 2005),
	Series A, 5%, 8/01/32 (f)	10,000	10,038,600

	California Health Facilities Financing Authority Revenue Bonds
	(Sutter Health), Series A, 5.25%, 11/15/46	7,500	7,209,825

	California Pollution Control Financing Authority, Solid Waste Disposal
	Revenue Bonds (Waste Management Inc. Project), AMT, Series A-2,
	5.40%, 4/01/25	6,000	5,458,920

	California Pollution Control Financing Authority, Solid Waste Disposal
	Revenue Bonds (Waste Management Inc. Project), AMT, Series C,
	5.125%, 11/01/23	6,750	6,012,630

	California Pollution Control Financing Authority, Solid Waste Disposal,
	Revenue Refunding Bonds (Republic Services Inc. Project), AMT, Series C,
	5.25%, 6/01/23	4,150	3,926,730

	California Rural Home Mortgage Finance Authority, S/F Mortgage
	Revenue Bonds (Mortgage-Backed Securities Program), AMT,
	Sub-Series FH-1, 5.50%, 8/01/47	4,970	4,949,971

	California Rural Home Mortgage Finance Authority, S/F Mortgage Revenue
	Refunding Bonds (Mortgage-Backed Securities Program), AMT, Series A-2,
	7%, 9/01/29 (c)(d)	45	45,748

	California State, GO, 5.25%, 4/01/29	5	5,044

BlackRock Municipal Bond Fund, Inc. - BlackRock National Municipal Fund

Schedule of Investments as of March 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	California State, GO, Refunding, 5.75%, 5/01/10 (b)	$ 15	$ 16,202

	California State, GO, Refunding, 5.75%, 5/01/30	115	118,197

	California State, Various Purpose, GO, 5.25%, 11/01/27	10,000	10,183,400

	California State, Various Purpose, GO, 5.50%, 11/01/33	14,100	14,379,321

	California Statewide Communities Development Authority, Health Facility
	Revenue Bonds (Memorial Health Services), Series A, 6%, 10/01/23	9,880	10,299,011

	Chabot-Las Positas, California, Community College District, GO
	(Election of 2004), Series B, 5%, 8/01/31 (a)	12,895	12,902,866

	Chula Vista, California, Community Facilities District Number 06-1,
	Special Tax Bonds (Eastlake Woods Area), Series A, 6.05%, 9/01/20	1,080	1,103,792

	Chula Vista, California, Community Facilities District Number 06-1,
	Special Tax Bonds (Eastlake Woods Area), Series A, 6.15%, 9/01/26	2,965	2,976,979

	Chula Vista, California, IDR, Refunding (San Diego Gas & Electric Co.), AMT,
	Series C, 5.25%, 12/01/27	10,000	9,712,700

	Contra Costa County, California, Special Tax Bonds (Community Facilities
	District Number 2001-01), 6%, 9/01/26	1,585	1,528,495

	Contra Costa County, California, Special Tax Bonds (Community Facilities
	District Number 2001-01), 6.10%, 9/01/31	1,200	1,150,932

	Elk Grove, California, Poppy Ridge Community Facilities Number 3
	Special Tax, Series 1, 6%, 9/01/08 (b)	3,100	3,180,972

	Los Angeles, California, Unified School District, GO (Election of 2004), Series
	H, 5%, 7/01/32 (f)	20,000	20,079,400

	Los Angeles County, California, Metropolitan Transportation Authority, Sales
	Tax Revenue Refunding Bonds, Proposition A, First Tier
	Senior-Series A, 5%, 7/01/35 (a)	12,730	12,691,428

	Metropolitan Water District of Southern California, Waterworks Revenue
	Refunding Bonds, Series B, 5%, 7/01/35	10,000	10,053,000

	Palomar Pomerado Health Care District, California, GO (Election of 2004),
	Series A, 5.125%, 8/01/37 (g)	23,200	23,292,336

	Poway, California, Unified School District, Special Tax Bonds
	(Community Facilities District Number 6), Series A, 6.05%, 9/01/25	1,100	1,100,605

	Riverside, California, Improvement Bond Act of 1915, Special Assessment
	(Riverwalk Assessment District), 6.375%, 9/02/26	2,695	2,740,869

	Roseville, California, Special Tax Bonds (Fiddyment Ranch Community
	Facilities Number 1), 5.125%, 9/01/26	3,915	3,398,377

	Roseville, California, Special Tax Bonds (Stoneridge Community Facilities
	Number 1), 6%, 9/01/11 (b)	1,125	1,270,125

	Roseville, California, Special Tax Bonds (Stoneridge Community Facilities
	Number 1), 6.20%, 9/01/11 (b)	1,250	1,419,375

	Roseville, California, Special Tax Bonds (Stoneridge Community Facilities
	Number 1), 6.30%, 9/01/11 (b)	2,500	2,846,875

	Sacramento, California, Special Tax (North Natomas Community Facilities),
	Series 01-03, 6%, 9/01/28	2,200	2,134,440

	Sacramento, California, Special Tax (North Natomas Community Facilities),
	Series 4-C, 6%, 9/01/28	2,265	2,223,075

	San Diego, California, Public Facilities Financing Authority,
	Subordinated Water Revenue Refunding Bonds, 5%, 8/01/32 (g)	10,000	10,000,500

BlackRock Municipal Bond Fund, Inc. - BlackRock National Municipal Fund

Schedule of Investments as of March 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	San Francisco, California, City and County Redevelopment Agency, Community
	Facilities District Number 6, Special Tax Bonds
	(Mission Bay South Public Improvements Project), 6%, 8/01/21	$ 5,000	$5,026,450

	San Francisco, California, City and County Redevelopment Agency, Community
	Facilities District Number 6, Special Tax Bonds
	(Mission Bay South Public Improvements Project), Series A, 6%, 8/01/25	2,500	2,462,725

	San Francisco, California, Uptown Parking Corporation, Parking Revenue Bonds
	(Union Square), 6%, 7/01/20 (g)	1,075	1,163,548

	San Ramon Valley, California, Unified School District, GO (Election of 2002),
	5%, 8/01/26 (f)	10,000	10,123,800

	Santa Margarita, California, Water District, Special Tax Refunding Bonds
	(Community Facilities District Number 99), Series 1, 6.20%, 9/01/09 (b)	1,030	1,111,731

	Santa Margarita, California, Water District, Special Tax Refunding Bonds
	(Community Facilities District Number 99), Series 1, 6.25%, 9/01/09 (b)	2,950	3,178,301

	Santa Margarita, California, Water District, Special Tax Refunding Bonds
	(Community Facilities District Number 99), Series 1, 6.20%, 9/01/20	2,650	2,707,081

	Southern California HFA, S/F Mortgage Revenue Bonds, AMT, Series A, 5.80%,
	12/01/49 (c)(d)	4,500	4,603,770

	Tustin, California, Community Facilities District Number 07-1,
	Special Tax Bonds (Tustin Legacy), 6%, 9/01/37	2,000	1,864,520

			245,238,826

Colorado - 1.6%	Boulder County, Colorado, Hospital Development Revenue Bonds (Longmont
	United Hospital Project), 6%, 12/01/10 (b)(e)	500	544,490

	Colorado HFA, Revenue Bonds (S/F Program), Series B-3, 6.55%, 10/01/16	200	206,518

	Colorado HFA, Revenue Refunding Bonds (S/F Program), AMT,
	Senior Series A-2, 7.50%, 4/01/31	200	207,982

	Colorado HFA, Revenue Refunding Bonds (S/F Program), AMT,
	Senior Series B-2, 7.10%, 4/01/17	80	82,970

	Colorado HFA, Revenue Refunding Bonds (S/F Program), AMT,
	Senior Series B-2, 7.25%, 10/01/31	640	687,430

	Colorado HFA, Revenue Refunding Bonds (S/F Program), AMT,
	Senior Series B-3, 6.80%, 11/01/28	20	20,358

	Colorado HFA, Revenue Refunding Bonds (S/F Program), AMT,
	Senior Series C-2, 7.25%, 10/01/31 (h)	275	279,312

	Colorado HFA, Revenue Refunding Bonds (S/F Program), Senior Series A-3,
	7.35%, 10/01/30	80	83,169

	Colorado HFA, Revenue Refunding Bonds (S/F Program), Senior Series C-3,
	6.75%, 10/01/21 (h)	445	478,660

	Colorado HFA, Revenue Refunding Bonds (S/F Program), Senior Series C-3,
	7.15%, 10/01/30 (h)	100	101,787

	Colorado Health Facilities Authority, Revenue Refunding Bonds
	(Christian Living Communities Project), Series A, 5.75%, 1/01/37	1,500	1,314,825

	Colorado Water Resource and Power Development Authority, Small Water
	Resources Revenue Bonds, Series A, 5.80%, 11/01/10 (b)(i)	350	379,316

	Colorado Water Resource and Power Development Authority, Small Water
	Resources Revenue Bonds, Series A, 5.80%, 11/01/20 (i)	200	208,536

BlackRock Municipal Bond Fund, Inc. - BlackRock National Municipal Fund

Schedule of Investments as of March 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	Elk Valley, Colorado, Public Improvement Revenue Bonds
	(Public Improvement Fee), Series A, 7.35%, 9/01/31	$ 7,560	$ 7,658,658

	Elk Valley, Colorado, Public Improvement Revenue Bonds
	(Public Improvement Fee), Series B, 7.45%, 9/01/31	880	894,441

	Larimer County, Colorado, Poudre School District Number R-1, GO,
	6%, 12/15/10 (b)(i)	3,685	4,023,467

	Plaza Metropolitan District Number 1, Colorado, Tax Allocation Revenue Bonds
	(Public Improvement Fees), 8%, 12/01/25	7,700	8,034,642

	Plaza Metropolitan District Number 1, Colorado, Tax Allocation Revenue Bonds
	(Public Improvement Fees), 8.125%, 12/01/25	1,910	1,909,714

			27,116,275

Connecticut - 1.8%	Connecticut State Development Authority, Governmental Lease Revenue
	Bonds, 6.60%, 6/15/14 (g)	1,000	1,003,240

	Connecticut State Development Authority, Water Facility Revenue Bonds
	(Bridgeport Hydraulic Company), AMT, 6.15%, 4/01/35 (a)	1,250	1,270,550

	Connecticut State Development Authority, Water Facility Revenue Refunding
	Bonds (Aquarion Water Company Project), AMT,
	5.10%, 9/01/37 (j)	2,750	2,329,882

	Connecticut State, HFA, Revenue Refunding Bonds (Housing Mortgage Finance
	Program), Series C-1, 6.30%, 11/15/17	960	995,616

	Connecticut State Health and Educational Facilities Authority Revenue Bonds
	(Bridgeport Hospital), Series A, 6.625%, 7/01/18 (g)	1,000	1,004,960

	Connecticut State Health and Educational Facilities Authority Revenue Bonds
	(Waterbury Hospital Issue), Series C, 5.75%, 7/01/20 (e)	1,500	1,530,180

	Connecticut State Health and Educational Facilities Authority Revenue Bonds
	(Westover School), Series A, 5.70%, 7/01/10 (b)(e)	1,000	1,082,220

	Connecticut State Health and Educational Facilities Authority,
	Revenue Refunding Bonds (Eastern Connecticut Health Network),
	Series A, 6.50%, 7/01/10 (b)(e)	12,045	13,245,164

	Connecticut State Health and Educational Facilities Authority, Revenue
	Refunding Bonds (Sacred Heart University), 6.625%, 7/01/26 (e)	640	644,096

	Connecticut State Health and Educational Facilities Authority, Revenue
	Refunding Bonds (University of Hartford), Series E, 5.50%, 7/01/22 (e)	5,710	5,883,812

	Connecticut State Higher Education Supplemental Loan Authority, Revenue
	Bonds (Family Education Loan Program), AMT, Series A,
	5.50%, 11/15/20 (g)	460	464,467

	Waterbury, Connecticut, GO, 6%, 2/01/09 (b)(e)	860	898,975

			30,353,162

Florida - 10.3%	Alachua County, Florida, IDR (North Florida Retirement Village), Refunding,
	5.875%, 11/15/36	5,500	4,869,865

	Anthem Park Community Development District, Florida,
	Capital Improvement Revenue Bonds, 5.80%, 5/01/36	1,945	1,645,120

	Ave Maria Stewardship Community District, Florida,
	Capital Improvement Revenue Bonds, Series A, 5.125%, 5/01/38	2,000	1,505,820

	Ave Maria Stewardship Community District, Florida, Revenue Bonds,
	4.80%, 11/01/12	1,500	1,379,580

BlackRock Municipal Bond Fund, Inc. - BlackRock National Municipal Fund

Schedule of Investments as of March 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	Ballantrae, Florida, Community Development District,
	Capital Improvement Revenue Bonds, 6%, 5/01/35	$ 1,640	$1,551,981

	Bartram Springs Community Development District, Florida,
	Special Assessment Refunding Bonds, 4.75%, 5/01/34 (e)	4,900	4,283,629

	Beacon Tradeport Community, Florida, Development District,
	Special Assessment Revenue Refunding Bonds (Commercial Project),
	Series A, 5.25%, 5/01/16 (e)	1,670	1,718,046

	CFM Community Development District, Florida, Capital Improvement Revenue
	Bonds, Series B, 5.875%, 5/01/14	2,500	2,260,075

	Duval County, Florida, School Board, COP, 5.75%, 7/01/17 (f)	2,725	2,838,006

	Fiddlers Creek, Florida, Community Development District Number 2, Special
	Assessment Revenue Bonds, Series A, 6.375%, 5/01/35	5,350	5,019,744

	Fiddlers Creek, Florida, Community Development District Number 2, Special
	Assessment Revenue Bonds, Series B, 5.75%, 5/01/13	600	582,000

	Halifax Hospital Medical Center, Florida, Hospital Revenue Refunding and
	Improvement Bonds, Series A, 5.25%, 6/01/26	7,000	6,630,680

	Highland Meadows Community Development District, Florida,
	Special Assessment Bonds, Series A, 5.50%, 5/01/36	1,135	885,765

	Highlands County, Florida, Health Facilities Authority, Hospital
	Revenue Bonds (Adventist Health System), ARS, VRDN, Series F,
	6.01%, 11/15/35 (f)(k)	4,075	4,075,000

	Hillsborough County, Florida, IDA, Exempt Facilities Revenue Bonds (National
	Gypsum Company), AMT, Series A, 7.125%, 4/01/30	5,000	4,939,350

	Hillsborough County, Florida, IDA, Hospital Revenue Bonds (Tampa General
	Hospital Project), 5.25%, 10/01/41	16,845	15,623,064

	Lee County, Florida, IDA, Health Care Facilities, Revenue Refunding Bonds
	(Shell Point/Alliance Obligor Group), 5%, 11/15/29	2,000	1,697,180

	Lexington Oaks, Florida, Community Development District,
	Special Assessment Revenue Bonds, Series A, 6.70%, 5/01/33	1,075	1,095,715

	Mediterra, Florida, South Community Development District,
	Capital Improvement Revenue Bonds, 6.85%, 5/01/31	945	969,872

	Middle Village Community Development District, Florida,
	Special Assessment Bonds, Series A, 6%, 5/01/35	2,500	2,282,475

	Midtown Miami, Florida, Community Development District,
	Special Assessment Revenue Bonds, Series A, 6.25%, 5/01/37	6,625	6,157,408

	New River Community Development District, Florida,
	Capital Improvement Revenue Bonds, Series B, 5%, 5/01/13	1,000	912,820

	Orange County, Florida, HFA, M/F Housing Revenue Bonds
	(Loma Vista Project), Series G, 5.50%, 3/01/32	3,500	3,356,185

	Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds
	(Orlando Regional Healthcare), 5.70%, 7/01/26	1,000	896,240

	Orlando-Orange County Expressway Authority, Florida, Expressway Revenue
	Bonds, VRDN, Sub-Series A-3, 5.50%, 7/01/40 (a)(k)	14,045	14,045,000

	Panther Trace Community Development District II, Florida,
	Special Assessment Revenue Bonds, 5.125%, 11/01/13	10,000	9,201,400

	Panther Trace Community Development District II, Florida,
	Special Assessment Revenue Bonds, Series A, 5.60%, 5/01/35	4,900	4,006,877

BlackRock Municipal Bond Fund, Inc. - BlackRock National Municipal Fund

Schedule of Investments as of March 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	Park Place Community Development District, Florida,
	Special Assessment Revenue Bonds, 6.75%, 5/01/32	$ 960	$971,837

	Park Place Community Development District, Florida,
	Special Assessment Revenue Bonds, 6.375%, 5/01/34	2,300	2,278,196

	Saint Lucie, Florida, West Services District, Utility Revenue Refunding Bonds,
	Senior Lien, 6%, 10/01/22 (g)	2,000	2,128,520

	Sarasota County, Florida, Health Facilities Authority, Retirement Facility
	Revenue Refunding Bonds (Village on the Isle Project), 5.50%, 1/01/27	780	703,895

	Sarasota County, Florida, Health Facilities Authority, Retirement Facility
	Revenue Refunding Bonds (Village on the Isle Project), 5.50%, 1/01/32	1,645	1,438,174

	Seminole County, Florida, Water and Sewer Revenue Bonds, 5%, 10/01/36	23,435	23,119,565

	Somerset Community Development District, Florida, Capital Improvement
	Revenue Bonds, 5%, 5/01/15	2,575	2,308,333

	Sterling Hill Community Development District, Florida, Capital Improvement
	Revenue Refunding Bonds, Series B, 5.50%, 11/01/10	210	208,349

	Stoneybrook West, Florida, Community Development District,
	Special Assessment Revenue Bonds, Series B, 6.45%, 5/01/10	80	79,886

	Suncoast Community Development District, Florida, Capital Improvement
	Revenue Bonds, Series A, 5.875%, 5/01/34	2,625	2,398,568

	Sunshine State Governmental Finance Commission, CP, 7.25%, 4/15/08	28,480	28,480,000

	Tern Bay Community Development District, Florida, Capital Improvement
	Revenue Refunding Bonds, Series B, 5%, 5/01/15	1,190	967,779

	Tolomato Community Development District, Florida,
	Special Assessment Bonds, 6.45%, 5/01/23	3,000	2,948,790

	Watergrass Community Development District, Florida,
	Special Assessment Revenue Bonds, Series B, 4.875%, 11/01/10	1,365	1,299,289

			173,760,078

Georgia - 3.0%	Atlanta, Georgia, Airport Passenger Facility Charge and Subordinate Lien
	General Revenue Refunding Bonds, Series C, 5%, 1/01/33 (f)	17,000	16,855,670

	Atlanta, Georgia, Tax Allocation Bonds (Atlantic Station Project),
	7.90%, 12/01/11 (b)	5,000	5,953,900

	Brunswick and Glynn County, Georgia, Development Authority, First Mortgage
	Revenue Bonds (Coastal Community Retirement Corporation Project), Series
	A, 7.125%, 1/01/25 (l)(m)	2,285	1,576,650

	Brunswick and Glynn County, Georgia, Development Authority, First Mortgage
	Revenue Bonds (Coastal Community Retirement Corporation Project), Series
	A, 7.25%, 1/01/35 (l)(m)	4,555	3,142,950

	College Park, Georgia, Business and IDA Revenue Bonds
	(Civic Center Project), 5.75%, 9/01/10 (a)(b)	5,210	5,718,652

	Fulton County, Georgia, Development Authority Revenue Bonds
	(Morehouse College Project), 5.875%, 12/01/10 (a)(b)	3,450	3,788,548

	Fulton County, Georgia, Residential Care Facilities, Revenue Refunding Bonds
	(Canterbury Court Project), Series A, 6%, 2/15/22	2,250	2,142,067

	Gainesville, Georgia, Redevelopment Authority, Educational Facilities
	Revenue Refunding Bonds (Riverside Military Academy), 5.125%, 3/01/27	4,350	3,643,647

	Gainesville, Georgia, Redevelopment Authority, Educational Facilities
	Revenue Refunding Bonds (Riverside Military Academy), 5.125%, 3/01/37	1,800	1,416,870

BlackRock Municipal Bond Fund, Inc. - BlackRock National Municipal Fund

Schedule of Investments as of March 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	Milledgeville-Baldwin County, Georgia, Development Authority Revenue Bonds
	(Georgia College and State University Foundation), 6%, 9/01/14 (b)	$ 1,500	$ 1,749,900

	Rockdale County, Georgia, Development Authority Revenue Bonds
	(Visy Paper Project), AMT, Series A, 6.125%, 1/01/34	5,000	4,614,450

			50,603,304

Illinois - 8.5%	Bolingbrook, Illinois, Special Services Area Number 1, Special Tax Bonds
	(Forest City Project), 5.90%, 3/01/27	1,000	962,490

	Chicago, Illinois, Board of Education, GO, VRDN, Series E-2,
	7%, 3/01/26 (k)(n)	10,000	10,000,000

	Chicago, Illinois, Motor Fuel Tax Revenue Bonds, Series A, 5%,
	1/01/38 (o)	11,000	10,848,200

	Chicago, Illinois, O'Hare International Airport, General Airport Revenue Bonds,
	Third Lien, Series A, 5.25%, 1/01/23 (i)(o)	6,000	6,239,520

	Chicago, Illinois, O'Hare International Airport Revenue Bonds, Third Lien,
	AMT, Series B-2, 6%, 1/01/29 (j)	26,800	27,055,940

	Chicago, Illinois, Park District, GO, Refunding, Series B, 5.75%, 1/01/15 (i)	350	373,583

	Chicago, Illinois, Park District, Limited Tax, GO, Series A,
	5.75%, 1/01/16 (i)	230	245,559

	Chicago, Illinois, S/F Mortgage Revenue Bonds, AMT, Series A,
	7.15%, 9/01/31 (c)(d)	280	290,150

	Chicago, Illinois, Special Assessment Bonds (Lake Shore East),
	6.75%, 12/01/32	2,000	2,013,580

	Cicero, Illinois, GO, Refunding (Corporate Purpose), 6%, 12/01/28 (g)	3,210	3,367,065

	Hodgkins, Illinois, Environmental Improvement Revenue Bonds (Metro Biosolids
	Management LLC Project), AMT, 6%, 11/01/23	10,000	10,005,600

	Illinois Development Finance Authority Revenue Bonds (Community
	Rehabilitation Providers Facilities), Series A, 6.50%, 7/01/22	3,140	3,291,882

	Illinois Municipal Electric Agency, Power Supply Revenue Bonds,
	Series A, 5%, 2/01/35 (i)	10,000	9,655,600

	Illinois State Finance Authority Revenue Bonds (Friendship Village of
	Schaumburg), Series A, 5.625%, 2/15/37	1,750	1,473,413

	Illinois State Finance Authority Revenue Bonds (Landing At Plymouth Place
	Project), Series A, 6%, 5/15/37	2,155	1,927,475

	Illinois State Finance Authority, Revenue Refunding Bonds (Advocate Health
	and Hospital Corporation), VRDN, Series B-3, 6.50%, 11/01/38 (a)(k)	28,125	28,125,000

	Illinois State Finance Authority, Revenue Refunding Bonds (Sherman Health
	System Project), Series A, 5.50%, 8/01/37	3,500	3,214,505

	Illinois State, GO, 1st Series, 5.75%, 12/01/15 (g)	8,890	9,479,851

	Illinois State, GO, 1st Series, 5.75%, 12/01/16 (g)	3,745	3,994,454

	Illinois State, GO, 1st Series, 5.75%, 12/01/17 (g)	4,000	4,266,440

	Illinois State, Sales Tax Revenue Bonds, 6%, 6/15/20	3,000	3,160,290

	Illinois State, Sales Tax Revenue Refunding Bonds, Series Q, 6%, 6/15/09	2,000	2,039,840

	Village of Wheeling, Illinois, Revenue Bonds (North Milwaukee/Lake-Cook Tax
	Increment Financing (TIF) Redevelopment Project), 6%, 1/01/25	1,585	1,438,594

			143,469,031

Indiana - 0.4%	Indiana Bond Bank, Special Program Revenue Bonds (Town of Westfield and
	West Central Conservancy District Projects), Series A, 5.125%,
	10/01/22 (g)	7,350	7,535,587

BlackRock Municipal Bond Fund, Inc. - BlackRock National Municipal Fund

Schedule of Investments as of March 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

Iowa - 0.3%	Iowa City, Iowa, Sewer Revenue Bonds, 5.75%, 7/01/21 (g)	$ 1,000	$1,001,790

	Iowa Finance Authority, Health Care Facilities, Revenue Refunding Bonds
	(Care Initiatives Project), 9.25%, 7/01/11 (b)	3,905	4,742,935

			5,744,725

Kansas - 0.6%	Sedgwick and Shawnee Counties, Kansas, S/F Mortgage Revenue
	Bonds (Mortgage-Backed Securities Program), AMT, Series B-2,
	5.25%, 12/01/38 (c)(d)	6,500	6,574,295

	Sedgwick and Shawnee Counties, Kansas, S/F Revenue Bonds, AMT,
	Series A-1, 6.95%, 6/01/29 (p)	1,300	1,372,865

	Wichita, Kansas, Hospital Facilities Revenue Refunding and Improvement
	Bonds, Series III, 6.25%, 11/15/19	2,500	2,679,725

			10,626,885

Louisiana - 1.5%	Jefferson Parish, Louisiana, Finance Authority, S/F Mortgage Revenue Bonds,
	Series B, 5.70%, 12/01/48 (c)(d)	5,000	5,140,300

	Louisiana HFA, S/F Mortgage Revenue Bonds, AMT, Series D-2,
	5.80%, 6/01/20 (d)	275	278,311

	Louisiana Local Government Environmental Facilities and Community
	Development Authority Revenue Bonds (Capital Projects and Equipment
	Acquisition Program), Series A, 6.30%, 7/01/30 (a)	7,000	7,330,260

	Louisiana Local Government Environmental Facilities and Community
	Development Authority Revenue Bonds (Westlake Chemical Corporation),
	6.75%, 11/01/32	5,000	4,769,600

	Louisiana Public Facilities Authority Revenue Bonds (University of New Orleans
	Research and Technology Foundation, Inc. - Student Housing Project), 5.25%,
	3/01/37 (g)	5,000	5,043,750

	Rapides Finance Authority, Louisiana, Environmental Improvement Revenue
	Bonds (International Paper Company Project), AMT, Series A, 6.55%,
	11/15/23	2,000	2,028,680

			24,590,901

Maryland - 0.4%	Anne Arundel County, Maryland, Special Obligation Revenue Bonds (Arundel
	Mills Project), 7.10%, 7/01/09 (b)	500	538,355

	Maryland State Community Development Administration, Department of
	Housing and Community Development, Housing Revenue Bonds, AMT,
	Series B, 6.15%, 1/01/21	1,000	1,014,000

	Maryland State Community Development Administration, Department of
	Housing and Community Development Revenue Bonds (Waters Landing II
	Apartments), AMT, Series A, 5.875%, 8/01/33	1,000	1,017,550

	Maryland State Energy Financing Administration, Solid Waste Disposal Revenue
	Bonds, Limited Obligation (Wheelabrator Water Projects), AMT, 6.45%,
	12/01/16	1,000	1,011,640

	Maryland State Health and Higher Educational Facilities Authority Revenue
	Bonds (King Farm Presbyterian Community), Series B, 5%,
	1/01/17	3,200	3,040,704

			6,622,249

Massachusetts -	Massachusetts Educational Financing Authority, Education Loan Revenue
2.1%	Refunding Bonds, AMT, Issue E, 5.85%, 7/01/14 (a)	240	241,798

	Massachusetts State Development Finance Agency Revenue Bonds (Linden
	Ponds, Inc. Project), Series A, 5.50%, 11/15/27	3,000	2,589,360

BlackRock Municipal Bond Fund, Inc. - BlackRock National Municipal Fund

Schedule of Investments as of March 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	Massachusetts State Health and Educational Facilities Authority
	Revenue Bonds (Medical Center of Central Massachusetts), CARS,
	Series B, 7.22%, 6/23/22 (a)	$ 3,850	$ 3,984,673

	Massachusetts State School Building Authority, Dedicated Sales Tax Revenue
	Bonds, Series A, 5%, 8/15/37 (a)	26,415	26,452,773

	Massachusetts State Water Pollution Abatement Trust, Water Abatement
	Revenue Bonds, Series A, 6.375%, 2/01/15	130	130,437

	Montachusett, Massachusetts, Regional Vocational Technical School District,
	GO, 5.95%, 1/15/10 (b)(g)	1,600	1,682,000

			35,081,041

Michigan - 1.6%	Delta County, Michigan, Economic Development Corporation, Environmental
	Improvement, Revenue Refunding Bonds
	(Mead Westvaco-Escanaba), Series A, 6.25%, 4/15/12 (b)	7,500	8,435,175

	Dickinson County, Michigan, Economic Development Corporation,
	Environmental Improvement, Revenue Refunding Bonds
	(International Paper Company Project), Series A, 5.75%, 6/01/16	500	507,155

	Eastern Michigan University, General Revenue Refunding Bonds,
	6%, 6/01/10 (a)(b)	585	635,649

	Eastern Michigan University, General Revenue Refunding Bonds,
	6%, 6/01/24 (a)	415	435,493

	Flint, Michigan, Hospital Building Authority, Revenue Refunding Bonds (Hurley
	Medical Center), 6%, 7/01/20	3,000	2,908,710

	Macomb County, Michigan, Hospital Finance Authority, Hospital Revenue
	Bonds (Mount Clemens General Hospital), Series B, 5.875%, 11/15/34	3,325	3,068,343

	Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Mercy-
	Mount Clemens), Series A, 6%, 5/15/09 (b)(g)	1,500	1,584,360

	Michigan Tobacco Settlement Financing Authority, Tobacco Settlement Asset-
	Backed Revenue Bonds, Senior Series A, 6%, 6/01/48	10,000	9,130,800

			26,705,685

Minnesota - 0.5%	Anoka County, Minnesota, Solid Waste Disposal Revenue Bonds
	(Natural Rural Utilities), AMT, Series A, 6.95%, 12/01/08	240	240,967

	Eden Prairie, Minnesota, M/F Housing Revenue Bonds
	(Rolling Hills Project), Series A, 6.15%, 8/20/31 (p)	1,000	1,057,190

	Minneapolis and Saint Paul, Minnesota, Metropolitan Airports Commission,
	Airport Revenue Bonds, AMT, Sub-Series D, 5.75%,
	1/01/12 (i)	470	492,433

	Minneapolis and Saint Paul, Minnesota, Metropolitan Airports Commission,
	Airport Revenue Bonds, AMT, Sub-Series D, 5.75%,
	1/01/14 (i)	470	488,330

	Minneapolis and Saint Paul, Minnesota, Metropolitan Airports Commission,
	Airport Revenue Bonds, AMT, Sub-Series D, 5.75%,
	1/01/15 (i)	2,060	2,132,759

	Ramsey County, Minnesota, Housing and Redevelopment Authority, M/F
	Housing Revenue Bonds (Hanover Townhouses Project), AMT, 6%, 7/01/31	1,110	1,104,372

	Saint Cloud, Minnesota, Health Care Revenue Refunding Bonds (Saint Cloud
	Hospital Obligation Group), Series A, 6.25%, 5/01/20 (f)	1,000	1,063,850

	Waconia, Minnesota, Health Care Facilities Revenue Bonds (Ridgeview Medical
	Center Project), Series A, 6.125%, 1/01/10 (b)(e)	1,500	1,597,530

			8,177,431

BlackRock Municipal Bond Fund, Inc. - BlackRock National Municipal Fund

Schedule of Investments as of March 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

Mississippi - 0.3%	Mississippi Home Corporation, S/F Mortgage Revenue Bonds, Series A-1, 5.50%,
	6/01/38 (c)(d)	$ 3,905	$ 4,108,060

	Warren County, Mississippi, Environmental Improvement Revenue Refunding
	Bonds (International Paper Company Project), AMT, Series B,
	6.75%, 8/01/21	1,700	1,737,196

			5,845,256

Missouri - 0.5%	Fenton, Missouri, Tax Increment Revenue Refunding and Improvement Bonds
	(Gravois Bluffs Redevelopment Project), 5%, 4/01/14	1,000	1,047,440

	Kansas City, Missouri, IDA, First Mortgage Health Facilities Revenue Bonds
	(Bishop Spencer Place), Series A, 6.50%, 1/01/35	1,500	1,442,895

	Missouri State Housing Development Commission, S/F Mortgage Revenue Bonds
	(Homeownership Loan Program), AMT, Series E-1, 5.60%,
	3/01/37 (d)	6,315	6,542,214

			9,032,549

Montana - 0.5%	Montana State Board of Housing, S/F Mortgage Revenue Refunding Bonds,
	AMT, Series A-2, 5.50%, 6/01/37	2,925	3,023,660

	Montana State Higher Education Student Assistance Corporation, Student Loan
	Revenue Refunding Bonds, AMT, Sub-Series B, 6.40%, 12/01/32	6,000	6,063,480

			9,087,140

Nevada - 2.7%	Clark County, Nevada, Airport Revenue Bonds (Jet Aviation Fuel Tax), AMT,
	Series C, 5.375%, 7/01/20 (a)	3,500	3,541,125

	Clark County, Nevada, Improvement District Number 142,
	Special Assessment Bonds, 6.375%, 8/01/23	1,520	1,427,964

	Elko, Nevada, GO (Airport Improvement), AMT, Series B,
	6.10%, 10/01/14 (g)	165	167,092

	Elko, Nevada, GO (Airport Improvement), AMT, Series B,
	6.30%, 10/01/19 (g)	245	247,683

	Elko, Nevada, GO (Airport Improvement), AMT, Series B,
	6.75%, 10/01/24 (g)	320	323,494

	Elko, Nevada, GO (Airport Improvement), AMT, Series B, 7%, 10/01/29 (g)	225	227,459

	Henderson, Nevada, Health Care Facilities, Revenue Refunding Bonds
	(Catholic Healthcare West), Series B, 5.25%, 7/01/31	20,000	19,019,600

	Reno, Nevada, Health Revenue Refunding Bonds (Catholic Healthcare West),
	Series A, 5.25%, 7/01/31	10,000	9,509,800

	Reno, Nevada, Special Assessment District Number 4 (Somerset Parkway),
	6.625%, 12/01/22	1,850	1,857,826

	Sparks, Nevada, Redevelopment Agency, Tax Allocation Revenue Refunding
	Bonds, Series A, 6%, 1/15/15 (e)	3,110	3,274,364

	Sparks, Nevada, Redevelopment Agency, Tax Allocation Revenue Refunding
	Bonds, Series A, 6%, 1/15/23 (e)	6,315	6,432,333

			46,028,740

New Hampshire -	New Hampshire Health and Education Facilities Authority, Revenue Refunding
0.2%	Bonds (Elliot Hospital), Series B, 5.60%, 10/01/22	1,750	1,788,150

	New Hampshire Health and Education Facilities Authority, Revenue Refunding
	Bonds (Havenwood-Heritage Heights Retirement Community), Series A, 5%,
	1/01/16	540	491,546

BlackRock Municipal Bond Fund, Inc. - BlackRock National Municipal Fund

Schedule of Investments as of March 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	New Hampshire Health and Education Facilities Authority, Revenue Refunding
	Bonds (Havenwood-Heritage Heights Retirement Community), Series A, 5.35%,
	1/01/26	$ 1,035	$890,214

			3,169,910

New Jersey - 2.0%	Camden County, New Jersey, Pollution Control Financing Authority,
	Solid Waste Resource Recovery, Revenue Refunding Bonds, AMT,
	Series B, 7.50%, 12/01/09	195	195,554

	New Jersey EDA, Retirement Community Revenue Bonds
	(Cedar Crest Village Inc. Facility), Series A, 7.25%, 11/15/11 (b)	3,300	3,832,191

	New Jersey EDA, State Lease Revenue Bonds (State Office Buildings Projects),
	6%, 6/15/10 (a)(b)	3,680	3,971,456

	New Jersey Health Care Facilities Financing Authority Revenue Bonds (South
	Jersey Hospital), 6%, 7/01/12 (b)	3,130	3,508,542

	New Jersey Health Care Facilities Financing Authority, Revenue Refunding
	Bonds (Capital Health System Inc.), Series A, 5.75%, 7/01/23	2,250	2,280,240

	New Jersey State Housing and Mortgage Finance Agency, M/F Housing Revenue
	Refunding Bonds, Series B, 6.25%, 11/01/26 (f)	640	652,192

	New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds,
	Series A, 5.75%, 1/01/10 (b)(g)	7,025	7,445,587

	New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds,
	Series A, 5.75%, 1/01/18 (g)	2,975	3,071,628

	Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed
	Revenue Bonds, 7%, 6/01/13 (b)	7,000	8,332,380

			33,289,770

New Mexico - 0.2%	New Mexico Mortgage Finance Authority, Revenue Refunding Bonds, Mortgage-
	Backed Securities, Series F, 7%, 1/01/26 (d)	40	40,000

	New Mexico Mortgage Financing Authority, S/F Mortgage Program Revenue
	Bonds, AMT, Series D, 6.15%, 7/01/35 (c)(d)	2,865	3,006,416

	Santa Fe County, New Mexico, Correctional System Revenue Bonds,
	6%, 2/01/27 (f)	250	284,150

			3,330,566

New York - 5.2%	Metropolitan Transportation Authority, New York, Dedicated Tax Fund
	Revenue Bonds, VRDN, Series D-2, 4.50%, 11/01/34 (a)(k)	10,000	10,000,000

	Metropolitan Transportation Authority, New York, Revenue Bonds, GO, VRDN,
	Sub-Series A-2, 7%, 11/01/34 (k)(n)	25,000	25,000,000

	New York City, New York, City IDA, Civic Facility Revenue Bonds
	(Special Needs Facilities Pooled Program), Series C-1, 6%, 7/01/12	3,230	3,202,384

	New York City, New York, City IDA, Special Facility Revenue Bonds
	(British Airways Plc Project), AMT, 7.625%, 12/01/32	4,050	4,147,200

	New York City, New York, GO, Refunding, Series A, 6%, 5/15/10 (b)	6,540	7,096,946

	New York City, New York, GO, Refunding, Series A, 6.25%, 5/15/10 (b)(j)	2,205	2,404,134

	New York City, New York, GO, Refunding, Series A, 6%, 5/15/21 (j)	60	63,483

	New York City, New York, GO, Series B, 5.875%, 8/01/10 (b)(g)	6,640	7,228,835

	New York City, New York, GO, Series B, 5.875%, 8/01/15 (g)	1,300	1,391,871

	New York State Dormitory Authority, Non-State Supported Debt, Revenue
	Refunding Bonds (Mount Sinai-NYU Medical Center Health System), Series A,
	6.50%, 7/01/10 (b)	590	647,419

BlackRock Municipal Bond Fund, Inc. - BlackRock National Municipal Fund

Schedule of Investments as of March 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	New York State Dormitory Authority, Non-State Supported Debt, Revenue
	Refunding Bonds (Mount Sinai-NYU Medical Center Health System),
	Series A, 6.50%, 7/01/16	$ 2,410	$ 2,519,414

	New York State Dormitory Authority, Revenue Refunding Bonds
	(Mount Sinai Health), Series A, 6.50%, 7/01/25	1,680	1,734,113

	New York State Dormitory Authority, Revenue Refunding Bonds
	(State University Educational Facilities), Series A, 7.50%, 5/15/13	3,000	3,600,150

	New York State Environmental Facilities Corporation, State Clean Water and
	Drinking Revenue Bonds (Revolving Funds), Series B, 5.875%, 1/15/19	1,360	1,418,031

	Oneida County, New York, IDA Revenue Bonds (Civic Facility-Faxton Hospital),
	Series C, 6.625%, 1/01/15 (e)	2,285	2,427,333

	Suffolk County, New York, IDA, Civic Facility Revenue Bonds (Special Needs
	Facilities Pooled Program), Series D-1, 6%, 7/01/12	95	94,062

	Triborough Bridge and Tunnel Authority, New York, Subordinate Revenue
	Bonds, 5.125%, 11/15/26 (a)	5,000	5,049,550

	Westchester County, New York, IDA, Civic Facilities Revenue Bonds (Special
	Needs Facilities Pooled Program), Series E-1, 6%, 7/01/12	705	698,042

	Westchester County, New York, IDA, Continuing Care Retirement, Mortgage
	Revenue Bonds (Kendal on Hudson Project), Series A,
	6.50%, 1/01/13 (b)	8,095	9,228,543

			87,951,510

North Carolina -	Brunswick County, North Carolina, COP, 6%, 6/01/10 (b)(f)	920	1,000,058

2.6%	North Carolina Eastern Municipal Power Agency, Power System Revenue
	Bonds, Series D, 6.75%, 1/01/26	4,000	4,187,840

	North Carolina Eastern Municipal Power Agency, Power System Revenue
	Refunding Bonds, Series D, 6.70%, 1/01/19 (q)	4,440	4,660,180

	North Carolina HFA, Home Ownership Revenue Bonds, AMT, Series 9-A,
	5.80%, 1/01/20	3,850	3,983,865

	North Carolina Medical Care Commission, Health Care Facilities,
	First Mortgage Revenue Bonds (Presbyterian Homes Project),
	6.875%, 10/01/10 (b)	2,500	2,769,900

	North Carolina Medical Care Commission, Health Care Facilities, First
	Mortgage Revenue Bonds (Presbyterian Homes Project), 5.50%, 10/01/31	3,000	2,741,940

	North Carolina Medical Care Commission, Health Care Facilities,
	First Mortgage Revenue Refunding Bonds (Presbyterian Homes Project),
	Series B, 5.20%, 10/01/21	2,500	2,378,875

	North Carolina Medical Care Commission, Health Care Facilities, First
	Mortgage Revenue Refunding Bonds (Salemtowne Project), 5.10%,
	10/01/30	1,100	941,897

	North Carolina Medical Care Commission, Retirement Facilities, First Mortgage
	Revenue Bonds (Forest at Duke Project), 6.375%, 9/01/12 (b)	1,625	1,834,235

	North Carolina Medical Care Commission, Retirement Facilities, First
	Mortgage Revenue Bonds (Givens Estates Project), Series A, 6.50%,
	7/01/13 (b)	2,500	2,938,000

	North Carolina Medical Care Commission, Retirement Facilities, First Mortgage
	Revenue Refunding Bonds (Forest at Duke Project), 5.125%,
	9/01/32	5,000	4,419,450

BlackRock Municipal Bond Fund, Inc. - BlackRock National Municipal Fund

Schedule of Investments as of March 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	North Carolina Medical Care Commission, Retirement Facilities, First Mortgage
	Revenue Refunding Bonds (Givens Estates Project), 5%, 7/01/33	$ 1,000	$ 846,650

	North Carolina Municipal Power Agency Number 1, Catawba Electric Revenue
	Refunding Bonds, Series B, 6.375%, 1/01/13	500	531,815

	North Carolina Municipal Power Agency Number 1, Catawba Electric Revenue
	Refunding Bonds, Series B, 6.375%, 1/01/13 (q)	1,080	1,148,720

	North Carolina Municipal Power Agency Number 1, Catawba Electric Revenue
	Refunding Bonds, Series B, 6.50%, 1/01/20	5,000	5,259,000

	North Carolina Municipal Power Agency Number 1, Catawba Electric Revenue
	Refunding Bonds, Series B, 6.50%, 1/01/20 (q)	2,500	2,629,500

	Piedmont Triad Airport Authority, North Carolina, Airport Revenue Refunding
	Bonds, Series A, 6%, 7/01/09 (b)(f)	1,000	1,062,590

	Piedmont Triad Airport Authority, North Carolina, Airport Revenue Refunding
	Bonds, Series A, 6.375%, 7/01/09 (b)(f)	1,000	1,067,210

			44,401,725

Ohio - 2.2%	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement
	Asset-Backed Bonds, Series A-2, 6.50%, 6/01/47	23,000	22,217,770

	Clark County, Ohio, Health Care Facilities, Revenue Refunding Bonds
	(Ohio Masonic Home Project), VRDN, 6.75%, 10/01/25 (a)(k)	8,800	8,800,000

	Ohio State, HFA, Mortgage Revenue Refunding Bonds, AMT, Series C, 5.90%,
	9/01/35 (d)	5,170	5,378,868

	Port of Greater Cincinnati Development Authority, Ohio,
	Special Assessment Revenue Bonds (Cooperative Public
	Parking Infrastructure Project), 6.40%, 2/15/34	1,470	1,405,585

			37,802,223

Oklahoma - 0.7%	Tulsa County, Oklahoma, Industrial Authority, Health Care Revenue Refunding
	Bonds (Saint Francis Health System), 5%, 12/15/36	12,000	11,437,200

Oregon - 0.3%	Forest Grove, Oregon, Campus Improvement Revenue Refunding Bonds
	(Pacific University), 6%, 5/01/10 (b)(e)	250	268,652

	Forest Grove, Oregon, Campus Improvement Revenue Refunding Bonds
	(Pacific University), 6.20%, 5/01/10 (b)(e)	250	269,665

	Oregon State Housing and Community Services Department,
	Mortgage Revenue Refunding Bonds (S/F Mortgage Program),
	AMT, Series A, 6.20%, 7/01/27	35	35,259

	Oregon State Housing and Community Services Department,
	Mortgage Revenue Refunding Bonds (S/F Mortgage Program),
	Series A, 6.40%, 7/01/18	55	55,812

	Portland, Oregon, M/F Housing Authority Revenue Bonds
	(Lovejoy Station Apartments Project), AMT, 5.90%, 7/01/23 (g)	500	505,560

	Portland, Oregon, Urban Renewal and Redevelopment Revenue Refunding
	Bonds (Downtown Waterfront), Series A, 5.75%, 6/15/18 (a)	1,000	1,052,850

	Portland, Oregon, Urban Renewal and Redevelopment Revenue Refunding
	Bonds (South Park Blocks), Series A, 5.75%, 6/15/18 (a)	3,190	3,358,592

			5,546,390

Pennsylvania -	Allegheny County, Pennsylvania, IDA, Environmental Improvement Revenue
3.9%	Refunding Bonds, 5.50%, 11/01/16	3,640	3,615,284

BlackRock Municipal Bond Fund, Inc. - BlackRock National Municipal Fund

Schedule of Investments as of March 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	Allegheny County, Pennsylvania, Sanitation Authority, Sewer Revenue Bonds,
	5.75%, 12/01/10 (b)(g)	$ 2,220	$2,424,062

	Bucks County, Pennsylvania, IDA, Retirement Community Revenue Bonds
	(Ann's Choice Inc.), Series A, 6.125%, 1/01/25	1,760	1,716,651

	Delaware County, Pennsylvania, IDA, Revenue Refunding Bonds
	(Resource Recovery Facility), Series A, 6.10%, 7/01/13	7,750	7,802,700

	Lancaster County, Pennsylvania, Hospital Authority Revenue Bonds (Brethren
	Village Project), Series A, 6.25%, 7/01/26	1,160	1,130,327

	Lancaster County, Pennsylvania, Hospital Authority Revenue Bonds (Brethren
	Village Project), Series A, 6.50%, 7/01/40	1,000	969,730

	Pennsylvania State Higher Educational Facilities Authority Revenue
	Bonds (University of Pennsylvania Medical Center Health System),
	Series A, 6%, 1/15/31	4,000	4,222,960

	Philadelphia, Pennsylvania, Authority for IDR, Commercial Development,
	7.75%, 12/01/17	1,265	1,266,227

	Philadelphia, Pennsylvania, Redevelopment Authority Revenue Bonds
	(Neighborhood Transformation), Series A, 5.30%, 4/15/26 (i)	36,210	36,641,623

	Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Refunding
	Bonds (Guthrie Healthcare System), Series A, 5.875%, 12/01/11 (b)	3,915	4,366,908

	Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Refunding
	Bonds (Guthrie Healthcare System), Series A, 5.875%, 12/01/31	1,085	1,100,342

			65,256,814

Rhode Island - 0.5% Rhode Island State Economic Development Corporation, Airport Revenue
	Bonds, Series B, 6%, 7/01/10 (b)(i)	6,815	7,422,966

	Rhode Island State Economic Development Corporation Revenue Bonds
	(Providence Place Mall), 6.125%, 7/01/20 (e)	1,000	1,045,080

			8,468,046

South Carolina -	Medical University Hospital Authority, South Carolina, Hospital Facilities
0.8%	Revenue Refunding Bonds, 6.50%, 8/15/12 (b)	2,450	2,808,337

	Medical University Hospital Authority, South Carolina, Hospital Facilities
	Revenue Refunding Bonds, Series A, 6.375%, 8/15/12 (b)	5,400	6,162,264

	South Carolina Jobs EDA, Residential Care Facilities Revenue Bonds
	(South Carolina Episcopal - Still Hopes Residence Project), Series A,
	6.375%, 5/15/32	5,000	4,786,300

			13,756,901

Tennessee - 1.1%	Chattanooga, Tennessee, IDB, Lease Rent Revenue Bonds
	(Southside Redevelopment Corporation), 5.75%, 10/01/17 (a)	4,485	4,756,029

	Chattanooga, Tennessee, IDB, Lease Rent Revenue Bonds
	(Southside Redevelopment Corporation), 5.75%, 10/01/18 (a)	3,740	3,920,567

	Johnson City, Tennessee, Health and Educational Facilities Board, Retirement
	Facility Revenue Bonds (Appalachian Christian Village Project), Series A,
	6.25%, 2/15/32	1,000	936,530

	Shelby County, Tennessee, Health, Educational and Housing Facility
	Board, Hospital Revenue Refunding Bonds (Methodist Healthcare),
	6.50%, 9/01/12 (b)	7,300	8,387,408

			18,000,534

BlackRock Municipal Bond Fund, Inc. - BlackRock National Municipal Fund

Schedule of Investments as of March 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

Texas - 11.8%	Alliance Airport Authority, Inc., Texas, Special Facilities Revenue Refunding
	Bonds (American Airlines Inc. Project), AMT, 5.75%, 12/01/29	$ 5,000	$ 3,374,100

	Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises
	Inc.), First Tier, Series A, 6.60%, 1/01/11 (b)	5,300	5,836,625

	Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises
	Inc.), First Tier, Series A, 6.70%, 1/01/11 (b)	2,300	2,538,924

	Austin, Texas, Revenue Bonds (Town Lake Community Events Center Venue),
	6.20%, 11/15/09 (b)(i)	10,630	11,333,706

	Bexar County, Texas, Health Facilities Development Corporation, Revenue
	Refunding Bonds (Army Retirement Residence Project), 6.125%,
	7/01/12 (b)	600	681,348

	Bexar County, Texas, Health Facilities Development Corporation, Revenue
	Refunding Bonds (Army Retirement Residence Project), 6.30%,
	7/01/12 (b)	1,750	1,999,427

	Brazos River Authority, Texas, PCR, Refunding (TXU Energy Company Project),
	AMT, Series C, 5.75%, 5/01/36	11,450	10,874,179

	Brazos River Authority, Texas, Revenue Refunding Bonds (Reliant Energy Inc.
	Project), Series B, 7.75%, 12/01/18	4,250	4,338,315

	Brazos River, Texas, Harbor Navigation District, Brazoria County
	Environmental Revenue Refunding Bonds (Dow Chemical Company Project),
	AMT, Series A-7, 6.625%, 5/15/33	3,700	3,780,771

	Central Texas Housing Finance Corporation, S/F Mortgage Revenue Bonds
	(GNMA Mortgage Program), AMT, 8.20%, 6/28/17 (p)	370	386,872

	Dallas-Fort Worth, Texas, International Airport Facility Improvement
	Corporation, Revenue Bonds (Learjet Inc.), AMT, Series A-1, 6.15%,
	1/01/16	3,620	3,439,941

	Dallas-Fort Worth, Texas, International Airport Revenue Bonds, AMT,
	Series A, 6%, 11/01/24 (i)	36,500	36,541,245

	Gregg County, Texas, Health Facilities Development Corporation,
	Hospital Revenue Bonds (Good Shepherd Medical Center Project),
	6.375%, 10/01/10 (b)(e)	3,500	3,865,015

	Gregg County, Texas, Health Facilities Development Corporation,
	Hospital Revenue Bonds (Good Shepherd Medical Center Project),
	6.875%, 10/01/10 (b)(e)	1,000	1,116,210

	Gulf Coast Waste Disposal Authority, Texas, Revenue Refunding Bonds
	(International Paper Company), AMT, Series A, 6.10%, 8/01/24	5,465	5,141,800

	HFDC of Central Texas, Inc., Retirement Facilities Revenue Bonds,
	Series A, 5.75%, 11/01/36	2,255	1,939,300

	HFDC of Central Texas, Inc., Retirement Facilities Revenue Bonds
	(Village at Gleannloch Farms), Series A, 5.50%, 2/15/37	1,850	1,525,436

	Houston, Texas, Airport System, Special Facilities Revenue Bonds (Continental
	Airlines), AMT, Series E, 7%, 7/01/29	6,000	5,825,100

	Kerrville, Texas, Health Facilities Development Corporation, Hospital Revenue
	Bonds (Sid Peterson Memorial Hospital Project), 5.25%, 8/15/21	4,000	3,858,240

	Matagorda County, Texas, Navigation District Number 1, Revenue Refunding
	Bonds (Reliant Energy Inc.), Series C, 8%, 5/01/29	8,080	8,249,195

	Matagorda County, Texas, Port of Bay City Authority Revenue Bonds (Hoechst
	Celanese Corp. Project), AMT, 6.50%, 5/01/26	7,350	6,781,478

BlackRock Municipal Bond Fund, Inc. - BlackRock National Municipal Fund

Schedule of Investments as of March 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

	Red River, Texas, Education Finance Revenue Bonds (Saint Mark's School-
	Texas Project), 6%, 2/15/10 (b)	$ 1,000	$ 1,066,920

	South Plains, Texas, Housing Finance Corporation, S/F Mortgage Revenue
	Bonds, AMT, Series A, 7.30%, 9/01/31 (d)	770	783,598

	Southeast Texas Housing Finance Corporation, Revenue Bonds, AMT,
	Series B, 8.50%, 11/01/25 (c)(p)	120	122,621

	Tarrant County, Texas, Cultural Education Facilities Financing Corporation,
	Retirement Facilities Revenue Refunding Bonds (Northwest Senior Housing -
	Edgemere Project), Series A, 6%, 11/15/26	2,200	2,137,432

	Tarrant County, Texas, Cultural Education Facilities Financing Corporation,
	Retirement Facilities Revenue Refunding Bonds (Northwest Senior Housing -
	Edgemere Project), Series A, 6%, 11/15/36	3,000	2,831,910

	Texas State Affordable Housing Corporation, S/F Mortgage Revenue Bonds
	(Fire Fighter and Law Enforcement or Security Officer Home Loan Program),
	AMT, Series C, 5.45%, 12/01/39 (c)(d)	4,960	4,902,486

	Texas State Affordable Housing Corporation, S/F Mortgage Revenue Bonds
	(Professional Educators Home Loan Program), AMT, Series A-1, 5.50%,
	12/01/39 (c)(d)	6,205	6,162,242

	Texas State Public Finance Authority, Building Revenue Bonds (General
	Services Commission Project), Series A, 6%, 2/01/10 (b)(f)	2,100	2,239,020

	Texas State Public Finance Authority, Building Revenue Bonds (State
	Preservation Project), Series B, 6%, 8/01/09 (b)(f)	1,000	1,055,100

	Texas State Turnpike Authority, Central Texas Turnpike System Revenue
	Bonds, First Tier, Series A, 5.75%, 8/15/38 (a)	45,000	46,414,800

	Upper Trinity Regional Water District, Texas, Water Revenue Bonds (Regional
	Treated Water Supply System), Series A, 6%, 8/01/10 (b)(i)	4,930	5,334,408

	Webster, Texas, GO, COP, Series A, 6%, 3/01/10 (b)(f)	1,500	1,603,455

	Webster, Texas, GO, COP, Series A, 6%, 3/01/21 (f)	805	842,730

	West Central Texas Regional Housing Finance Corporation, S/F Mortgage
	Revenue Bonds (Mortgage-Backed Securities Program), AMT, Series A, 5.35%,
	12/01/39 (c)(d)	1,234	1,210,491

			200,134,440

Utah - 0.0%	Utah State, HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Series C, Class
	III, 5.50%, 1/01/18	700	717,269

Vermont - 0.6%	Vermont State Student Assistance Corporation, Education Loan Revenue
	Bonds, SAVRS, VRDN, AMT, Series N, 7.363%, 12/15/32 (a)(k)	10,000	9,500,000

Virginia - 0.7%	Albemarle County, Virginia, IDA, Residential Care Facilities, Mortgage
	Revenue Refunding Bonds (Westminster-Canterbury), 5%, 1/01/24	2,750	2,498,127

	Chesterfield County, Virginia, IDA, PCR, Refunding (Virginia Electric and
	Power Company), Series B, 5.875%, 6/01/17	2,425	2,569,433

	Fairfax County, Virginia, EDA, Residential Care Facilities, Mortgage Revenue
	Refunding Bonds (Goodwin House, Inc.), 5.125%, 10/01/37	3,250	2,858,895

	Norfolk, Virginia, Redevelopment and Housing Authority, First Mortgage
	Revenue Bonds (Retirement Community), Series A, 6%, 1/01/25	500	476,120

	Norfolk, Virginia, Redevelopment and Housing Authority, First Mortgage
	Revenue Bonds (Retirement Community), Series A, 6.125%, 1/01/35	1,100	1,033,978

	Watkins Centre Community Development Authority, Virginia,
	Revenue Bonds, 5.40%, 3/01/20	2,500	2,258,800

			11,695,353

BlackRock Municipal Bond Fund, Inc. - BlackRock National Municipal Fund

Schedule of Investments as of March 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds	(000)	Value

Washington - 1.8%	Central Puget Sound Regional Transportation Authority, Washington,
	Sales and Use Tax Revenue Bonds, Series A, 5%, 11/01/34	$ 15,000	$ 15,033,300

	Central Puget Sound Regional Transportation Authority, Washington,
	Sales and Use Tax Revenue Bonds, Series A, 5%, 11/01/36	5,000	5,007,350

	Port of Seattle, Washington, Special Facilities Revenue Bonds, Series A, 6%,
	3/01/10 (b)(g)	3,000	3,235,620

	Seattle, Washington, Housing Authority Revenue Bonds (Newholly Project),
	AMT, 6.25%, 12/01/35	2,750	2,707,045

	Seattle, Washington, Housing Authority Revenue Bonds (Replacement Housing
	Project), 6.125%, 12/01/32	4,620	4,490,825

			30,474,140

Wisconsin - 0.7%	Wisconsin Housing and EDA, Home Ownership Revenue Bonds, AMT,
	Series C, 6%, 9/01/36	885	923,905

	Wisconsin State, GO, AMT, Series B, 6.20%, 11/01/26 (g)	1,960	1,989,831

	Wisconsin State Health and Educational Facilities Authority Revenue Bonds
	(SynergyHealth Inc.), 6%, 11/15/23	5,655	5,697,978

	Wisconsin State Health and Educational Facilities Authority Revenue Bonds
	(SynergyHealth Inc.), 6%, 11/15/32	3,700	3,561,731

			12,173,445

Puerto Rico - 0.8%	Puerto Rico Commonwealth Highway and Transportation Authority,
	Transportation Revenue Bonds, 5.75%, 7/01/22	8,045	8,241,539

	Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax
	and Capital Appreciation Revenue Bonds, Series A, 4.917%,
	7/01/30 (i)(m)	19,500	5,197,335

	Puerto Rico Commonwealth, Public Improvement, GO, Refunding, 5.70%,
	7/01/20 (g)	785	806,423

			14,245,297

U.S.	Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds
Virgin Islands -	(Hovensa Coker Project), AMT, 6.50%, 7/01/21	8,000	8,172,160
0.5%

	Total Municipal Bonds (Cost - $1,542,438,380) - 90.5%		1,532,921,193

	Municipal Bonds Transferred to Tender Option Bond Trusts (r)

Florida - 2.0%	Lee County, Florida, Airport Revenue Bonds, AMT, Series A,
	6%, 10/01/29 (f)	14,000	14,203,560

	Port St. Lucie, Florida, Utility Revenue Bonds, 5.125%, 9/01/36 (g)	20,115	20,069,339

			34,272,899

Michigan - 0.8%	Hartland, Michigan, Consolidated School District, GO, Refunding,
	5.125%, 5/01/29	13,500	13,558,590

New Jersey - 1.4%	New Jersey EDA, School Facilities Construction Revenue Bonds, Series O,
	5.25%, 3/01/24	22,000	22,930,820

Texas - 2.1%	Houston, Texas, Airport System Revenue Refunding Bonds, Sub-Lien,
	AMT, Series A, 5.50%, 7/01/23 (f)	15,000	15,102,600

	Houston, Texas, Combined Utility System, First Lien Revenue Refunding
	Bonds, Series A, 5.125%, 5/15/28 (g)	20,000	20,108,400

			35,211,000

Puerto Rico - 0.5%	Puerto Rico Industrial Tourist Educational, Medical and Environmental Control
	Facilities Revenue Bonds (Hospital de la Concepcion), Series A, 6.125%,
	11/15/25	4,000	4,231,840

BlackRock Municipal Bond Fund, Inc. - BlackRock National Municipal Fund

Schedule of Investments as of March 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
State	Municipal Bonds Transferred to Tender Option Bond Trusts (r)	(000)	Value

	Puerto Rico Industrial Tourist Educational, Medical and Environmental
	Control Facilities Revenue Bonds (Hospital de la Concepcion), Series A,
	6.125%, 11/15/30	$ 4,220	$ 4,396,143

			8,627,983

	Total Municipal Bonds Transferred to Tender Option Bond Trusts
	(Cost - $116,829,298) - 6.8%		114,601,292

	Short-Term Securities	Shares

	Merrill Lynch Institutional Tax-Exempt Fund, 2.16% (s)(t)	75,923,245	75,923,245

	Total Short-Term Securities (Cost - $75,923,245) - 4.5%		75,923,245

	Total Investments (Cost - $1,735,190,923*) - 101.8%		1,723,445,730
	Other Assets Less Liabilities - 1.7%		28,661,439
	Liability for Trust Certificates, Including Interest
	Expense Payable - (3.5%)		(59,110,724)

	Net Assets - 100.0%	$ 1,692,996,445

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 1,678,330,062

Gross unrealized appreciation	$ 31,173,533
Gross unrealized depreciation	(44,761,508)

Net unrealized depreciation	$ (13,587,975)

(a)	AMBAC Insured.

(b)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as, retire the bond in full, at the date indicated, typically at a premium to par.

(c)	FHLMC Collateralized.

(d)	FNMA/GNMA Collateralized.

(e)	Radian Insured.

(f)	FSA Insured.

(g)	MBIA Insured.

(h)	FHA Insured.

(i)	FGIC Insured.

(j)	XL Capital Insured.

(k)	Variable rate security. Rate shown is as of report date.

(l)	Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.

(m)	Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.

(n)	CIFG Insured.

(o)	Assured Guaranty Insured.

(p)	GNMA Collateralized.

(q)	ACA Insured.

(r)	Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction which the Fund may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(s)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Dividend Income

Merrill Lynch Institutional Tax-Exempt Fund	47,317,267	$1,116,633

(t) Represents the current yield as of report date.

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Bond Fund, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Fund, Inc.

Date: May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Fund, Inc.

Date: May 22, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Bond Fund, Inc.

Date: May 22, 2008